[logo] PIONEER Investments(R)







                                                 May 4, 2011

VIA ELECTRONIC TRANSMISSION


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Variable Contracts Trust (the "Trust")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statement of additional information relating to the offering of the Trust's Class I and Class II shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 49 to the Trust's registration statement on Form N-1A filed with the Commission on April 29, 2010 (Accession No. 0000930709-11-000012).

     If you have any questions  about this  certification,  please contact me at
(617) 422-4388.

                                               Very truly yours,


                                               /s/ Daniel J. Hynes
                                                   Daniel J. Hynes
                                                   Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."